Deferred revenue (Tables)	3 Months Ended
Nov. 30, 2024
Deferred Revenue
Schedule of deferred revenue liability

Amount
As at August 31, 2024	$1,653
Drawdown	500
Accretion of deferred revenue (Note 21)	84
Revenue recognized	(915)
As at November 30, 2024	$1,322